Operating segments (Tables)	9 Months Ended
Jul. 31, 2024
Text Block [Abstract]
Schedule of Operating Segments

	For the three months ended July 31, 2024
($ millions)	Canadian Banking (1)(2)	International Banking (1)(2)	Global Wealth Management (1)	Global Banking and Markets (1)	Other (1)(3)	Total (2)
Net interest income (4)	$2,752	$2,231	$245	$392	$(758)	$4,862
Non-interest income (5)(6)	728	776	1,228	961	(191)	3,502
Total revenues	3,480	3,007	1,473	1,353	(949)	8,364
Provision for credit losses	435	589	10	18	–	1,052
Depreciation and amortization	145	142	48	68	25	428
Other non-interest expenses	1,381	1,395	867	727	151	4,521
Provision for income taxes	409	177	137	122	(394)	451
Net income	$1,110	$704	$411	$418	$(731)	$1,912
Net income attributable to non-controlling interests in subsidiaries	$–	$35	$3	$–	$(2)	$36
Net income attributable to equity holders of the Bank	$1,110	$669	$408	$418	$(729)	$1,876
Average assets ($ billions)	$451	$234	$36	$493	$209	$1,423
Average liabilities ($ billions)	$389	$180	$40	$476	$256	$1,341

(1)
Business line revenues and provision for income taxes are reported on a taxable equivalent basis, with the offset in the Other segment. Effective January 1, 2024, the Bank no longer claims the dividend received deduction on Canadian shares that are mark-to-market
property, which resulted in a lower TEB
gross-up.

(2)	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
(3)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $6 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(4)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(5)
Card revenues and Banking services fees are mainly earned in Canadian Banking and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(6)	Includes income (on a taxable equivalent basis) from associated corporations for International Banking – $66, Global Wealth Management – $5, and Other – $(17).

	For the three months ended April 30, 2024
($ millions)	Canadian Banking (1)(2)	International Banking (1)(2)	Global Wealth Management (1)	Global Banking and Markets (1)	Other (1)(3)	Total (2)
Net interest income (4)	$2,634	$2,261	$225	$331	$(757)	$4,694
Non-interest income (5)(6)	702	731	1,189	990	41	3,653
Total revenues	3,336	2,992	1,414	1,321	(716)	8,347
Provision for credit losses	428	566	7	5	1	1,007
Depreciation and amortization	143	142	47	62	16	410
Other non-interest expenses	1,375	1,395	848	719	(36)	4,301
Provision for income taxes	382	194	130	107	(276)	537
Net income	$1,008	$695	$382	$428	$(421)	$2,092
Net income attributable to non-controlling interests in subsidiaries	$–	$24	$2	$–	$–	$26
Net income attributable to equity holders of the Bank	$1,008	$671	$380	$428	$(421)	$2,066
Average assets ($ billions)	$445	$235	$35	$494	$202	$1,411
Average liabilities ($ billions)	$389	$183	$41	$470	$247	$1,330
(1)
Business line revenues and provision for income taxes are reported on a taxable equivalent basis, with the offset in the Other segment. Effective January 1, 2024, the Bank no longer claims the dividend received deduction on Canadian shares that are mark-to-market
property, which resulted in a lower TEB
gross-up.

(2)	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
(3)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $4 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(4)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(5)
Card revenues and Banking services fees are mainly earned in Canadian Banking and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(6)	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $(7), International Banking – $57, Global Wealth Management – $5, and Other – $2.

	For the three months ended July 31, 2023
($ millions)	Canadian Banking (1)(2)	International Banking (1)(2)	Global Wealth Management (1)	Global Banking and Markets (1)	Other (1)(3)	Total (2)
Net interest income (4)	$2,469	$2,110	$207	$337	$(550)	$4,573
Non-interest income (5)(6)	735	725	1,129	1,006	(101)	3,494
Total revenues	3,204	2,835	1,336	1,343	(651)	8,067
Provision for credit losses	307	516	2	(6)	–	819
Depreciation and amortization	145	142	44	56	25	412
Other non-interest expenses	1,303	1,346	799	702	(3)	4,147
Provision for income taxes	399	192	123	157	(374)	497
Net income	$1,050	$639	$368	$434	$(299)	$2,192
Net income attributable to non-controlling interests in subsidiaries	$–	$18	$2	$–	$–	$20
Net income attributable to equity holders of the Bank	$1,050	$621	$366	$434	$(299)	$2,172
Average assets ($ billions)	$450	$241	$34	$493	$184	$1,402
Average liabilities ($ billions)	$376	$184	$40	$450	$274	$1,324
(1)	Business line revenues and provision for income taxes are reported on a taxable equivalent basis, with the offset in the Other segment.
(2)	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
(3)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes of $119 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(4)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(5)
Card revenues and Banking services fees are mainly earned in Canadian Banking and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(6)	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $8, International Banking – $62, Global Wealth Management – $5, and Other – $(20).

	For the nine months ended July 31, 2024
($ millions)	Canadian Banking (1)(2)	International Banking (1)(2)	Global Wealth Management (1)	Global Banking and Markets (1)	Other (1)(3)	Total (2)

Net interest income (4)	$8,039	$6,738	$691	$1,077	$(2,216)	$14,329
Non-interest income (5)(6)	2,164	2,364	3,561	2,976	(250)	10,815
Total revenues	10,203	9,102	4,252	4,053	(2,466)	25,144
Provision for credit losses	1,241	1,729	22	28	1	3,021
Depreciation and amortization	435	427	142	192	63	1,259
Other non-interest expenses	4,107	4,218	2,530	2,185	100	13,140
Provision for income taxes	1,207	561	394	363	(1,004)	1,521
Net income	$3,213	$2,167	$1,164	$1,285	$(1,626)	$6,203
Net income attributable to non-controlling interests in subsidiaries	$–	$81	$8	$–	$(2)	$87
Net income attributable to equity holders of the Bank	$3,213	$2,086	$1,156	$1,285	$(1,624)	$6,116
Average assets ($ billions)	$447	$235	$35	$497	$205	$1,419
Average liabilities ($ billions)	$390	$182	$40	$474	$253	$1,339
(1)
Business line revenues and provision for income taxes are reported on a taxable equivalent basis, with the offset in the Other segment. Effective January 1, 2024, the Bank no longer claims the dividend received deduction on Canadian shares that are mark-to-market property, which resulted in a lower TEB gross-up.

(2)	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
(3)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes of $53 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(4)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(5)
Card revenues and Banking services fees are mainly earned in Canadian Banking and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(6)	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $(7), International Banking – $183, Global Wealth Management – $14, and Other – $(33).

	For the nine months ended July 31, 2023
($ millions)	Canadian Banking (1)(2)	International Banking (1)(2)	Global Wealth Management (1)	Global Banking and Markets (1)	Other (1)(3)	Total (2)
Net interest income (4)	$7,198	$6,001	$629	$1,175	$(1,407)	$13,596
Non-interest income (5)(6)	2,297	2,260	3,330	3,023	(564)	10,346
Total revenues	9,495	8,261	3,959	4,198	(1,971)	23,942
Provision for credit losses	743	1,356	5	62	–	2,166
Depreciation and amortization	436	423	133	163	75	1,230
Other non-interest expenses	3,917	3,976	2,330	2,120	21	12,364
Provision for income taxes	1,208	531	380	499	(532)	2,086
Net income	$3,191	$1,975	$1,111	$1,354	$(1,535)	$6,096
Net income attributable to non-controlling interests in subsidiaries	$–	$74	$7	$–	$–	$81
Net income attributable to equity holders of the Bank	$3,191	$1,901	$1,104	$1,354	$(1,535)	$6,015
Average assets ($ billions)	$450	$236	$34	$487	$184	$1,391
Average liabilities ($ billions)	$367	$178	$41	$450	$278	$1,314
(1)	Business line revenues and provision for income taxes are reported on a taxable equivalent basis, with the offset in the Other segment.
(2)	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
(3)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes of $358 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(4)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(5)
Card revenues and Banking services fees are mainly earned in Canadian Banking and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(6)	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $48, International Banking – $194, Global Wealth Management – $13, and Other – $(120).